Notes to consolidated statement of cash flows	12 Months Ended
Dec. 31, 2017
Consolidated Statements of Cash Flows [abstract]
Notes to consolidated statement of cash flows
35	Notes to consolidated statement of cash flows

Bank balances and cash comprised the following:

	As at 31 December
	2017	2016	2015

Total bank balances and cash	9,364,823	7,881,630	7,537,813
Less: Restricted cash	82,433	71,129	59,563

Cash and cash equivalents as at year end	9,282,390	7,810,501	7,478,250

The bank balances and cash of the Company and its subsidiaries are denominated in the following currencies:

	As at 31 December
	2017	2016	2015

RMB	8,213,100	6,691,911	5,847,363
S$ (RMB equivalent)	835,995	869,591	1,130,356
US$ (RMB equivalent)	315,535	319,944	559,761
JPY (RMB equivalent)	193	184	205
HK$ (RMB equivalent)	-	-	128

Total	9,364,823	7,881,630	7,537,813

There is no material non-cash investing and financing transactions for the years ended 31 December 2017 and 2016.

The table below details changes in the Company and its subsidiaries' liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Company and its subsidiaries' consolidated cash flow statement as cash flows from financing activities:

Items		Loans (Note 24,30)	Bonds (Note 25,29)	Accrued interests (Note 27)	Finance leases payables (Note 26)	Interest rate swaps contracts (liabilities) (Note 14)

As at 1 January 2017		132,220,120	42,788,810	676,462	1,088,846	169,201

(a)	Business combination	47,562,251	-	85,380	521,083	-

(b)	Changes from financing cash flows:
	Proceeds from new bank loans	140,270,455	-	-	-	-
	Repayment of bank loans	(113,769,036)	-	-	-	-
	Proceeds from new bonds	-	38,788,679	-	-	-
	Repayment of bonds	-	(50,300,000)	-	-	-
	Capital element of finance lease rentals paid	-	-	-	(636,145)	-
	Interest element of finance lease rentals paid	-	-	-	(58,874)	-
	Interest paid	-	(885,000)	(9,195,102)	-	-
	Others	(3,135)	(80,643)	-	-	-

(c)	Exchange adjustments	82,298	-	2,095	235	-

(d)	Changes in fair value	-	-	-	-	(38,558)

(e)	Other changes:
	New finance leases	-	-	-	659,895	-
	Interest expenses	-	747,377	8,902,402	99,225	-
	Capitalised borrowing costs	-	-	476,065	-	-
	Disposal of subsidiaries	(1,166,899)	-	-	-	-
	Others	184,710	-	-	(74,159)	-

As at 31 December 2017		205,380,764	31,059,223	947,302	1,600,106	130,643